Costs of services and general and administrative costs - Auditor's Remuneration (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services	[1]	£ 1.1	£ 8.2	£ 4.7
Other services		4.5	5.0	4.2
Fees payable to the auditors pursuant to legislation		29.3	34.5	30.8
Total other fees		1.2	8.2	4.8
Total fees		30.5	42.7	35.6
Compliance services [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for tax services		0.1		0.1
WPP plc [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services		1.9	1.5	1.4
Subsidiaries [member]
Disclosure Of Information About Operating Cost [line items]
Auditors' remuneration for audit services		£ 22.9	£ 28.0	£ 25.2	[2]

[1]	Audit-related services include audits for earnout purposes.
[2]	Includes a true-up of £3.5 million.